Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2022 shares	Feb. 04, 2022 shares	Feb. 03, 2022 shares
Summary Of Significant Accounting Policies [Line Items]
Impairment long lived asset held for use | $			$ 0	$ 0
Advertising costs | $			7.9	1.2
Product Warranty Expense | $			0	0
Revenues | $	$ 6,262,000	$ 3,796,000	20,012,064	13,966,251
Contract assets | $	$ 0		0	0
Warrants to purchase shares of common stock | shares	15,516,639					15,516,639	15,516,667
Each warrant entitles to purchase number of shares | shares	1
Purchase price of warrants | $ / shares	$ 11.5
Warrants expiration date	Feb. 04, 2027
Shipping and Handling
Summary Of Significant Accounting Policies [Line Items]
Revenues | $	$ 389,000	$ 57,000	$ 800,000	$ 400,000
Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase shares of common stock | shares	8,624,972				8,624,972		8,625,000
Private Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase shares of common stock | shares	6,891,667				6,891,667		6,891,667
Legacy Fast Radius Preferred And Common Stock Conversion [Member]
Summary Of Significant Accounting Policies [Line Items]
Share conversion ratio	2.056		2.056
ECP Environmental Growth Opportunities Corp
Summary Of Significant Accounting Policies [Line Items]
Warrants will not be transferable, assignable or saleable, number of days after completion of business combination	30 days
ECP Environmental Growth Opportunities Corp | Common Stock [Member] | Redemption Of Warrants When Price Per Share Equals Or Exceeds Eighteen [Member]
Summary Of Significant Accounting Policies [Line Items]
Redemption of warrants price per share | $ / shares	$ 18
Redemption price per warrant | $ / shares	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Minimum price per share required for redemption of warrants | $ / shares	$ 18
Warrants redemption covenant, threshold trading days	20 days
Warrants redemption covenant threshold consecutive trading days	30 days
ECP Environmental Growth Opportunities Corp | Common Stock [Member] | Redemption Of Warrants When Price Per Share Equals Or Exceeds Ten [Member]
Summary Of Significant Accounting Policies [Line Items]
Redemption of warrants price per share | $ / shares	$ 10
Minimum period of prior written notice of redemption of warrants	30 days
Adjusted last reported sale price per share on trading day | $ / shares	$ 10